Allowances for Credit Losses	12 Months Ended
Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowances for Credit Losses
11. Allowances for Credit Losses
11.1 Changes in allowances for credit losses of loans measured at amortized cost for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
Beginning	￦	602,037	￦	284,816	￦	450,513	￦	522,552	￦	561,936	￦	901,288	￦	163,185	￦	354,315	￦	320,342
Transfer between stages:
Transfer to 12-month expected credit losses		153,560		(141,775)		(11,785)		123,441		(119,940)		(3,501)		78,420		(75,980)		(2,440)
Transfer to lifetime expected credit losses		(118,734)		145,827		(27,093)		(121,027)		155,094		(34,067)		(20,898)		24,754		(3,856)
Impairment		(9,672)		(72,265)		81,937		(8,864)		(95,732)		104,596		(2,592)		(25,843)		28,435
Write-offs		—		14		(657,670)		—		9		(436,246)		—		—		(664,027)
Sales		(1,126)		(631)		(13,346)		—		(315)		(31,716)		—		—		—
Provision (reversal) for credit losses 1,2		(45,014)		67,219		679,687		429,706		435,633		779,310		(11,611)		50,867		766,581
Others (exchange differences, etc.)		3,599		177		(1,194)		(6,168)		(970)		2,880		21		39		(43,887)

Ending	￦	584,650	￦	283,382		501,049	￦	939,640	￦	935,715	￦	1,282,544	￦	206,525	￦	328,152	￦	401,148

(In millions of Korean won)	2024
	Retail						Corporate						Credit card
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
Beginning	￦	584,650	￦	283,382	￦	501,049	￦	939,640	￦	935,715	￦	1,282,544	￦	206,525	￦	328,152	￦	401,148
Transfer between stages:
Transfer to 12-month expected credit losses		130,047		(122,955)		(7,092)		365,392		(306,167)		(59,225)		55,076		(53,048)		(2,028)
Transfer to lifetime expected credit losses		(117,019)		237,066		(120,047)		(273,328)		340,311		(66,983)		(27,518)		34,364		(6,846)
Impairment		(11,838)		(166,139)		177,977		(54,667)		(191,344)		246,011		(3,753)		(23,914)		27,667
Write-offs		—		—		(684,223)		—		(2)		(593,492)		—		—		(706,501)
Sales		(4,177)		(1,668)		(56,116)		—		(499)		(102,759)		—		—		(136,344)
Provision (reversal) for credit losses 1,2		23,910		101,072		824,942		(56,320)		123,219		585,169		10,142		87,067		715,149
Others (exchange differences, etc.)		1,778		677		12,541		(7,577)		22,331		40,854		(38)		19		(28,579)

Ending	￦	607,351	￦	331,435	￦	649,031	￦	913,140	￦	923,564	￦	1,332,119	￦	240,434	￦	372,640	￦	263,666

1
Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).

2	Includes ￦289,139 million and ￦317,140 million of collections from written-off loans for the years ended December 31, 2023 and 2024, respectively.
The amount of financial assets that the Group wrote off during the current year but is continuing recovery activities is ￦1,984,218 million. Also, the Group manages the written-off loans that their legal extinctive prescriptions have not been completed, and that have not been collected. The balances of those loans are ￦10,301,118 million and ￦11,468,928 million as of December 31, 2023 and 2024, respectively.
11.2 Changes in gross carrying amount of loans for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	399,089,134	￦	34,563,171	￦	3,547,610
Transfer between stages:
Transfer to 12-month expected credit losses		35,319,563		(34,990,464)		(329,099)
Transfer to lifetime expected credit losses (non-impaired)		(42,180,074)		42,841,909		(661,835)
Transfer to lifetime expected credit losses (impaired)		(1,808,878)		(2,785,016)		4,593,894
Write-offs		—		23		(1,757,943)
Sales		(3,256,122)		(38,205)		(429,916)
Net increase (decrease) (execution, repayment, and others)		21,119,779		(2,514,831)		(54,608)

Ending	￦	408,283,402	￦	37,076,587	￦	4,908,103

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	408,283,402	￦	37,076,587	￦	4,908,103
Transfer between stages:
Transfer to 12-month expected credit losses		29,092,806		(28,622,325)		(470,481)
Transfer to lifetime expected credit losses (non-impaired)		(36,987,630)		38,887,946		(1,900,316)
Transfer to lifetime expected credit losses (impaired)		(1,489,772)		(4,423,007)		5,912,779
Write-offs		—		(2)		(1,984,216)
Sales		(3,563,046)		(98,684)		(1,028,807)
Net increase (decrease) (execution, repayment, and others)		36,418,238		(1,879,924)		(426,431)

Ending	￦	431,753,998	￦	40,940,591	￦	5,010,631